Commitments	12 Months Ended
Dec. 31, 2012
Commitments

27. COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases. Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the periods incurred.

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2022 and are renewable upon negotiation. Rental expense under operating leases was$8,309, $12,350 and $16,699 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

2013	$14,359
2014	12,274
2015	10,413
2016	9,369
2017	9,178
Thereafter	56,169

$111,762